Subsequent Events - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Purchase of investments	$ 0	$ 41,719	[1]

[1]	Recasted for presentation of $6,337 from Net cash used in financing activities to the Effect of movements in exchange rates on cash and cash equivalents.